Organization and Principal Activities - Results of Operations and Cash Flows of VIEs and its Subsidiaries taken as Whole (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 5,825,624	$ 892,816	¥ 4,647,513	¥ 2,561,229
Net income	173,324	26,563	292,170	65,358
Net cash provided by operating activities	185,196	28,381	245,484	222,269
Net cash used in investing activities	(433,083)	(66,372)	(268,956)	(151,821)
Net cash (used in) provided by financing activities	(146,375)	$ (22,432)	48,542	604,975
VIEs
Variable Interest Entity [Line Items]
Revenue	5,790,475		4,647,513	2,561,229
Net income	162,456		285,221	70,232
Net cash provided by operating activities	218,030		240,823	209,690
Net cash used in investing activities	(490,270)		(97,702)	(183,262)
Net cash (used in) provided by financing activities	¥ (98,389)		¥ 95,933	¥ (37,731)